Intangible Assets, Net (Details) - Schedule of amortization expenses	Jun. 30, 2022 USD ($)
Schedule Of Amortization Expenses Abstract
2023	$ 424,747
2024	103,761
2025	103,761
2026	103,761
2027	103,761
Thereafter	207,522
Total	$ 1,047,313